PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Changes in unamortized property, plant and equipment contributions
Unamortized property, plant and equipment contributions, beginning of the year	$ 90,349	$ 93,197
Contributions received during the year	2,819	3,213
Amortization for the year	(3,622)	(3,408)
Currency translation effect	(687)	(2,653)
Unamortized property, plant and equipment contributions, end of the year	$ 88,859	$ 90,349